CONTRACTS IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2024
Construction Contracts [Abstract]
Disclosure of contracts in progress

(US$ MILLIONS)	2024	2023	2022
Contract costs incurred to date	$11,015	$13,272	$21,014
Profit recognized to date (less recognized losses)	155	117	2,044
	11,170	13,389	23,058
Less: progress billings	(11,450)	(13,723)	(23,847)
Contract work in progress (liability)	$(280)	$(334)	$(789)
Comprising:
Amounts due from customers — work in progress (1)	$138	$167	$435
Amounts due to customers — creditors (2)	(418)	(501)	(1,224)
Net work in progress	$(280)	$(334)	$(789)
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(1)The change in the balance from December 31, 2023 was due to billed amounts of $1,680 million, additions to work in progress of $1,665 million and a decrease of $14 million from other changes.
(2)The change in the balance from December 31, 2023 was due to recognized revenue of $361 million, additions to work in progress of $311 million and a decrease of $33 million from other changes.